RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

23.RELATED PARTY TRANSACTIONS

Incubation Services

Effective January 1, 2019, GH Group and Magu Capital LLC (“Magu Capital”), a company partially owned by an executive and board members of the Company, entered into a Services and Incubation Agreement (the “Services and Incubation Agreement”), pursuant to which Magu Capital agreed to perform certain advisory and business “incubation” services for GH Group (and incur certain fees and expenses on behalf of GH Group as part of,  and as performance for, such services) in consideration of GH Group’s agreement to issue to Magu Capital, upon a date certain following the closing of the Roll-Up as reasonably determined by the board of directors of GH Group, a warrant to purchase a fixed number of Class A Common shares of GH Group at an agreed upon strike price no later than three years following the grant date.

On July 23, 2020, GH Group issued to Magu Capital a warrant to purchase Class A Common shares of GH Group (the “Magu Capital Warrant”), in full satisfaction of GH Group’s obligations under the Services and Incubation Agreement to compensate Magu Capital for the incubation services. The Magu Capital Warrants were fair valued at approximately $427,000. The Company recorded a gain on extinguishment of the liability in the amount of approximately $573,000 which was recorded as a component of other income in the accompanying Consolidated Statements of Operations for the year ended December 31, 2020. On June 28, 2021, GH Group notified Magu Capital of its termination of the Services and Incubation Agreement, and by extension the automatic exercise of Magu Capital’s warrant issued in connection with the Services and Incubation Agreement.

Issuance of Exchangeable Shares for Management Services

In January 2020, as part of the Roll-Up, GH Group: (a) issued to APP Investment Advisors LLC, (“APP Investment Advisors”), a company partially owned by an executive and board members of the Company, 880,870 Class A Common shares of GH Group in exchange for certain management services rendered by APP Investment Advisors for AP Investment Fund (one of the entities that merged with GH Group in the Roll-Up); and (b) issued to Magu Capital 2,263,513 Class A Common shares of GH Group in exchange for certain management services rendered by Magu Capital for CA Brand Collective, Magu Investment Fund and MG Padaro Fund (i.e., entities that merged with GH Group in the Roll-Up). All of the Class A Common shares issued to APP Investment Advisors and Magu Capital were exchanged for Exchangeable Shares upon the closing of the Business Combination. See “Note 18 - Shareholders’  Equity” for further information on Exchangeable Shares.

Leases

Neo Street Partners LLC, a company partially owned by an executive and board member of the Company, entered into a five-year lease with a subsidiary of the Company. The lease, which commenced in October 2018, provides for an initial annual base rent payment of $213,049 increasing to $243,491 for years two to five. Rent expense for the years ended December 31, 2021 and 2020 were $243,491 and $243,491, respectively.

3645 Long Beach LLC, a company partially owned by an executive and board member of the Company, entered into a five-year lease with a subsidiary of the Company. The lease, which commenced in December 2019, provides for an initial annual base rent payment of $64,477 increasing to $69,352 for year two and increasing five percent per annum thereafter. Rent expense for the years ended December 31, 2021 and 2020 were $69,352 and $64,752, respectively.

23.RELATED PARTY TRANSACTIONS (Continued)

Consulting Agreement

Beach Front Property Management Inc, a company that is majority-owned by an executive and board member of the Company, entered into a consulting agreement with the Company dated September 28, 2020. The monthly consulting fee is $10,860 for M&A advisory and assistance and real estate acquisition and financing services. The agreement may be terminated by either party for any/or no reason without penalty upon seven days written notice. Consulting fees for the years ended December 31, 2021 and 2020 were $130,320 and $32,580, respectively.

Refer to “Note 17 – Notes Payable - Related Parties” for additional information around the notes payable for the years ended December 31, 2021 and 2020.